Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
OPERATING ACTIVITIES
Net income	$ 15,059	$ 9,612	$ 15,996
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	3,295	3,396	2,877
Amortization of intangible assets	21,715	17,999	14,202
Stock-based compensation expense (Note 15)	1,543	2,523	1,278
Deferred tax expense	3,978	2,353	(657)
Accounts receivable
Trade	3,999	3,650	(1,697)
Other	4,869	2,164	(183)
Prepaid expenses and other	141	91	(379)
Inventory	859	(535)	(343)
Accounts payable	(3,121)	146	873
Accrued liabilities	(294)	2,051	(736)
Income taxes payable	(73)	596	451
Deferred revenue	(2,492)	(1,432)	(1,342)
Cash provided by operating activities	49,478	42,614	30,340
INVESTING ACTIVITIES
Additions to capital assets	(2,679)	(2,385)	(3,496)
Settlement of acquisition earn-out (Note 3)			(590)
Acquisition of subsidiaries, net of cash acquired and bank indebtedness assumed (Note 3)	(82,152)	(58,737)	(54,155)
Cash used in investing activities	(84,831)	(61,122)	(58,241)
FINANCING ACTIVITIES
Proceeds from borrowing on the debt facility	20,000	46,262
Payment of debt issuance costs	(386)	(692)
Repayments of debt and other financial liabilities	(63,305)	(3,722)	(77)
Issuance of common shares for cash, net of issuance costs	140,724	3,633	704
Settlement of stock options (Note 15)	(405)	(1,361)	(1,525)
Cash provided by (used in) financing activities	96,628	44,120	(898)
Effect of foreign exchange rate changes on cash and cash equivalents	(5,927)	(545)	890
Increase (decrease) in cash and cash equivalents	55,348	25,067	(27,909)
Cash and cash equivalents, beginning of year	62,705	37,638	65,547
Cash and cash equivalents, end of year	118,053	62,705	37,638
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	692	406	46
Cash paid during the year for income taxes	$ 2,983	$ 1,762	$ 1,149